Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41737
Entity Registrant Name	Lifezone Metals Limited
Entity Incorporation, State or Country Code	Y8
Entity Address, Address Line One	2nd Floor, St George's Court
Entity Address, Address Line Two	Upper Church Street
Entity Address, City or Town	Douglas
Entity Address, Country	IM
Entity Address, Postal Zip Code	IM1 1EE
Entity Common Stock, Shares Outstanding	85,509,305
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001958217
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business contact
Document Information [Line Items]
Entity Address, Address Line One	2nd Floor, St George's Court
Entity Address, Address Line Two	Upper Church Street
Entity Address, City or Town	Douglas
Entity Address, Country	IM
Entity Address, Postal Zip Code	IM1 1EE
Contact Personnel Name	Chris Showalter
City Area Code	+44 (0)
Local Phone Number	1624 850 500
Ordinary shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	LZM
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	LZMW
Security Exchange Name	NYSE